4. CASH AND CASH EQUIVALENTS (Details Narrative) (USD $)	Jun. 30, 2014	Dec. 31, 2013	Jun. 30, 2013	Dec. 31, 2012
Cash And Cash Equivalents Details Narrative
Cash and cash equivalents	$ 42,011,899	$ 46,701,216	$ 52,051,940	$ 4,255,508